Unaudited Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Net income / (loss):	$ 15,103	$ (26,515)
Other comprehensive income/ (loss)	0	0
Total comprehensive income / (loss) for the period	$ 15,103	$ (26,515)